CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents (Note 2(e))	$ 110,288	$ 62,909
Accounts receivable, trade	2,832	5,235
Due from related parties, net of provision for credit losses (Notes 2(y), 4(d) and 8(b))	952	1,196
Inventories (Note 2(g))	6,089	4,717
Prepaid expenses and other assets	5,484	7,243
Vessel held for sale (Note 5)		23,361
Total current assets	125,645	104,661
FIXED ASSETS:
Advances for vessel acquisitions (Note 5)	16,287
Vessels, net (Note 5)	643,450	716,178
Property and equipment, net (Note 6)	22,842	21,704
Total fixed assets	682,579	737,882
OTHER NON-CURRENT ASSETS:
Restricted cash (Notes 2(e) and 7)	16,500	20,000
Investments in related parties (Note 4(h))	7,644
Other non-current assets	1,455	719
Deferred charges, net (Note 2(m))	8,127	9,148
Total assets	841,950	872,410
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs, current (Note 7)	41,148	39,217
Accounts payable, trade and other	9,777	8,558
Due to related parties (Note 4(a), (d) and (h))	596	484
Accrued liabilities	7,878	10,488
Deferred revenue (Note 2(p))	5,732	2,842
Total current liabilities	65,131	61,589
Long-term debt, net of current portion and deferred financing costs, non-current (Note 7)	382,527	381,097
Other non-current liabilities	1,097	1,154
Commitments and contingencies (Note 8)
STOCKHOLDERS' EQUITY:
Preferred stock (Note 9(a))	26	26
Common stock, $0.01 par value; 200,000,000 shares authorized and 84,672,258 and 89,275,002 issued and outstanding at December 31, 2021 and 2020, respectively (Notes 9(e) and (g))	847	893
Additional paid-in capital	982,537	1,020,164
Accumulated other comprehensive income	71	69
Accumulated deficit	(590,286)	(592,582)
Total stockholders' equity	393,195	428,570
Total liabilities and stockholders' equity	$ 841,950	$ 872,410